Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments
Derivative Instruments

9. Derivative Instruments

In connection with the issuance of the 2022 Bonds and the 2021 Bonds (Note 8), the Company entered into certain cross-currency swap agreements to manage the related foreign currency exchange risk by effectively converting the fixed-rate, Euro-denominated Bonds, including the semi-annual interest payments for the period from July 26, 2022 to July 26, 2029 and from October 21, 2021 to October 21, 2025, respectively to fixed-rate, U.S. Dollar-denominated debt. The economic effect of the swap agreements is to eliminate the uncertainty of the cash flows in U.S. Dollars associated with the issuance of the 2022 Bonds and the 2021 Bonds by fixing the principal amount of the 2022 Bonds and the 2021 Bonds, with a fixed annual interest rate. The cross-currency swap agreement related to the 2022 Bonds was designated as an accounting hedge.

Derivative instruments not designated as hedges are not speculative and are used to manage the Company’s exposure to identified risks but do not meet the strict hedge accounting requirements and/or the Company has not elected to apply hedge accounting. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in the consolidated statements of comprehensive income. Changes in the fair value of derivatives designated as accounting hedges are recorded in the consolidated statements of other comprehensive income (effective portion), until the hedged item is recognized in the consolidated statements of comprehensive income.

The following table summarizes the terms of the cross-currency swap agreements and their respective fair value as of December 31, 2024 and 2023.

As of December 31, 2024:

a) Derivative Asset:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2024, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	1,574
				Total Fair Value		$1,574

b) Derivative Liabilities:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2024, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$14,588
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	3,526
				Total Fair Value		$18,114

9. Derivative Instruments – Continued

As of December 31, 2023:

a) Derivative Asset:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2023, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	$6,636
				Total Fair Value		$6,636

b) Derivative Liabilities:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2023, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$5,758
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	1,422
				Total Fair Value		$7,180

The fair value of the cross-currency swap agreements is presented net of accrued interest expense which is recorded in “Accrued liabilities” in the consolidated balance sheets.

The following tables summarize the effect of the cross-currency swap agreements for the years ended December 31, 2024, 2023 and 2022:

- Derivative designated as accounting hedge

	For the years ended December 31,
Amount of gain / (loss) recognized in other comprehensive income	2024	2023	2022
Cross-currency swap agreement related to 2022 Bonds	$(7,239)	$5,286	$(1,757)
Reclassification to other income / (expense), net	8,536	(2,106)	(3,009)
Total gain/ (loss) recognized in accumulated other comprehensive income	$1,297	$3,180	$(4,766)

The estimated net expense that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Loss to earnings in respect of the settlements on cross-currency swap agreements designated as accounting hedge, amounts to $2,132.

- Derivatives not designated as accounting hedges:

	For the years ended December 31,
Amount of gain /(loss) recognized in other income / (expense), net	2024	2023	2022
Change in fair value of derivatives related to 2021 Bonds	$(10,934)	$5,529	$(9,542)
Realized interest expense of derivatives related to 2021 Bonds	(2,141)	(2,111)	(2,258)
Total (loss) / gain recognized in other income / (expense), net	$(13,075)	$3,418	$(11,800)